General Information - POSCO HOLDINGS INC.'S Shareholders (Detail) - shares		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of details of shareholders [line items]
Number of shares		82,624,377	84,571,230	84,571,230
Ownership (%)		100.00%
National Pension Service [member]
Disclosure of details of shareholders [line items]
Number of shares		6,160,584
Ownership (%)		7.46%
BlackRock Fund Advisors [member]
Disclosure of details of shareholders [line items]
Number of shares	[1]	4,206,522
Ownership (%)	[1]	5.09%
CITIBANK.N.A [Member]
Disclosure of details of shareholders [line items]
Number of shares		3,287,254
Ownership (%)		3.98%
Pohang University of Science and Technology [Member]
Disclosure of details of shareholders [line items]
Number of shares		1,981,047
Ownership (%)		2.40%
Samsung Company [Member]
Disclosure of details of shareholders [line items]
Number of shares		1,599,070
Ownership (%)		1.94%
Others [member]
Disclosure of details of shareholders [line items]
Number of shares		65,389,900
Ownership (%)		79.13%

[1]	Includes shares held by subsidiaries and others.